Operating expenses, net	12 Months Ended
Dec. 31, 2017
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of expenses by nature [text block]
17.	Operating expenses, net

This caption is made up as follows:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Exploration and advanced projects	51,694	49,580	64,230
Severance program	9,419	9,659	14,904
Write-off of fixed assets	1,368	14,036	2,411
Cost of fixed assets sold	1,632	160	1,624
Income from fixed asset sales	(2,235)	(471)	(1,116)
Others, net	1,636	(1,468)	793
	63,514	71,496	82,846